Condensed Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 242	$ 4,523	$ 13,930	$ 18,947	$ 10,545
General and administrative	2,264	2,130	8,118	6,080	3,369
Restructuring charges	2,557	0	4,442	0	0
Loss on disposal of assets			128	0	0
Write-off of offering costs			0	0	1,920
Total operating expenses	5,063	6,653	26,618	25,027	15,834
Other income:
Interest income	86	82	350	44	0
Net loss	(4,977)	(6,571)	(26,268)	(24,983)	(15,834)
Less: Accretion and dividends on convertible preferred stock			0	(4,320)	(2,824)
Net loss attributable to common stockholders	(4,977)	(6,571)	(26,268)	(29,303)	(18,658)
Other comprehensive loss:
Unrealized gain/ (loss) on available for sale securities, net of tax	(13)	9	(4)	0	0
Total other comprehensive loss	$ (4,990)	$ (6,562)	$ (26,272)	$ (29,303)	$ (18,658)
Net loss per share attributable to common stockholders-basic and diluted (in USD per share)	$ (0.24)	$ (0.32)	$ (1.26)	$ (5.85)	$ (291.00)
Common shares used to compute basic and diluted net loss per share attributable to common stockholders (in shares)	20,850,494	20,830,555	20,833,963	5,010,323	64,131